Leases (Details) - Schedule of future expected maturities of lease obligations $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future expected maturities of lease obligations [Abstract]
2022	$ 3,234
2023	1,844
2024	1,197
2025	763
2026	289
Thereafter
Total undiscounted lease payments	7,327
Less: imputed interest	734
Present value of operating lease liability	$ 6,593